Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents
Other cash payment to acquire interests in joint ventures (1)	$ 7,086,899	$ 36,465,915	$ 5,791,718
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (2)	3,205,058	438,105	12,207,458
Cash flows used to obtain control of subsidiaries or other businesses (3)	$ 2,000,000	$ 0	$ 0